Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000206016
Shareholder Report [Line Items]
Fund Name	MetLife Opportunistic High Yield Fund
Class Name	Institutional Shares
Trading Symbol	MFHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the MetLife Opportunistic High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Opportunistic High Yield Fund, Institutional Shares	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 120,128,655
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 175,536
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$120,128,655	123	$175,536	22%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	1.3%
Utilities	2.3%
Information Technology	4.7%
Communication Services	7.4%
Financials	9.8%
Materials	13.7%
Consumer Discretionary	15.8%
Energy	19.8%
Industrials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Airswift Global	10.000%	02/28/29	1.9%
Paratus Energy Services	9.500%	06/27/29	1.6%
NES Fircroft Bondco	8.000%	09/30/29	1.6%
Nabors Industries	8.875%	08/15/31	1.5%
JW Aluminum Continuous Cast	10.250%	04/01/30	1.5%
Consolidated Energy Finance	5.625%	10/15/28	1.4%
VistaJet Malta Finance	6.375%	02/01/30	1.4%
Ferrellgas Escrow	5.875%	04/01/29	1.4%
Virtusa	7.125%	12/15/28	1.4%
ITT Holdings	6.500%	08/01/29	1.4%

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206015
Shareholder Report [Line Items]
Fund Name	MetLife Opportunistic High Yield Fund
Class Name	Investor Shares
Trading Symbol	MFHVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the MetLife Opportunistic High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Opportunistic High Yield Fund, Investor Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 120,128,655
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 175,536
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$120,128,655	123	$175,536	22%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	1.3%
Utilities	2.3%
Information Technology	4.7%
Communication Services	7.4%
Financials	9.8%
Materials	13.7%
Consumer Discretionary	15.8%
Energy	19.8%
Industrials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Airswift Global	10.000%	02/28/29	1.9%
Paratus Energy Services	9.500%	06/27/29	1.6%
NES Fircroft Bondco	8.000%	09/30/29	1.6%
Nabors Industries	8.875%	08/15/31	1.5%
JW Aluminum Continuous Cast	10.250%	04/01/30	1.5%
Consolidated Energy Finance	5.625%	10/15/28	1.4%
VistaJet Malta Finance	6.375%	02/01/30	1.4%
Ferrellgas Escrow	5.875%	04/01/29	1.4%
Virtusa	7.125%	12/15/28	1.4%
ITT Holdings	6.500%	08/01/29	1.4%

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206017
Shareholder Report [Line Items]
Fund Name	MetLife Small Company Equity Fund
Class Name	Institutional Shares
Trading Symbol	MSVIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the MetLife Small Company Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Small Company Equity Fund, Institutional Shares	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
AssetsNet	$ 7,049,947
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,049,947	76	$-	47%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	2.3%
Utilities	2.7%
Exchange-Traded Funds	3.3%
Real Estate	5.8%
Energy	6.1%
Materials	7.2%
Consumer Discretionary	7.9%
Information Technology	12.0%
Health Care	14.0%
Industrials	16.1%
Financials	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Kontoor Brands	1.9%
Advanced Energy Industries	1.8%
Littelfuse	1.8%
Northwest Natural Holding	1.7%
Plexus	1.7%
State Street SPDR S&P Biotech ETF	1.7%
Praxis Precision Medicines	1.7%
iShares Russell 2000 ETF	1.6%
Halozyme Therapeutics	1.6%

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206018
Shareholder Report [Line Items]
Fund Name	MetLife Small Company Equity Fund
Class Name	Investor Shares
Trading Symbol	MSVVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the MetLife Small Company Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Small Company Equity Fund, Investor Shares	$60	1.23%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.23%
AssetsNet	$ 7,049,947
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,049,947	76	$-	47%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	2.3%
Utilities	2.7%
Exchange-Traded Funds	3.3%
Real Estate	5.8%
Energy	6.1%
Materials	7.2%
Consumer Discretionary	7.9%
Information Technology	12.0%
Health Care	14.0%
Industrials	16.1%
Financials	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Kontoor Brands	1.9%
Advanced Energy Industries	1.8%
Littelfuse	1.8%
Northwest Natural Holding	1.7%
Plexus	1.7%
State Street SPDR S&P Biotech ETF	1.7%
Praxis Precision Medicines	1.7%
iShares Russell 2000 ETF	1.6%
Halozyme Therapeutics	1.6%

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents